Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

	December 31, 2019	December 31, 2018
Trade accounts receivable	$27,009	$21,724
Other receivables	3,345	7,706
Contract assets	18,962	9,094
	$49,316	$38,524

Explanation of significant changes in contract assets

Contract assets	December 31, 2019
At January 1, 2019	$9,094
Additions to contract assets	32,137
Invoiced during the year	(22,269)
At December 31, 2019	$18,962

Deferred revenue	December 31, 2019	December 31, 2018
Beginning Balance	$16,681	$8,082
Additions to deferred revenue	41,197	19,353
Revenue recognized during the year	(37,722)	(10,754)
Ending Balance	$20,156	$16,681